Offerings - Offering: 1	Dec. 30, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	106,836,091
Proposed Maximum Offering Price per Unit	0.09
Maximum Aggregate Offering Price	$ 9,615,248.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,327.87
Offering Note	Includes (i) 2,628,179 shares of Common Stock issued in connection with the restructuring of approximately $12.5 million worth of financial obligations; (ii) 97,779,013 shares of Common Stock issuable upon the mandatory redemption of the newly created Series A Amortizing Convertible Preferred Stock, issued to certain institutional investors in exchange for over $14 million worth of its Series D and Series F Preferred Shares, (iii) 2,762,233 shares of Common Stock previously issued in unregistered offerings that the Company has agreed to register on a voluntary basis, and 3,666,666 shares related to the potential conversion of the 2025 Bridges Note issued on October 31, 2025, and December 22, 2025 respectively.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. For purposes of the estimation, we calculated the average of the bid and asked price as of December 30, 2025, within 5 business days prior to the date of filing the registration statement.